Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000220929 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[1]
C000220929 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[1]
C000220929 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
C000220929 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
C000220929 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
C000220929 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[1]
C000220929 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[1]
C000220929 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[1]
C000220929 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%	[1]
C000220929 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.50%	[1]
C000220929 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.70%
C000220929 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.10%
C000220929 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000220929 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(18.70%)
C000220931 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[2]
C000220931 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[2]
C000220931 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[2]
C000220931 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[2]
C000220931 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[2]
C000220931 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[2]
C000220931 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[2]
C000220931 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[2]
C000220931 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%	[2]
C000220931 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.50%	[2]
C000220931 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.70%
C000220931 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.10%
C000220931 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000220931 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(18.70%)
C000220930 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[3]
C000220930 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[3]
C000220930 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[3]
C000220930 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[3]
C000220930 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[3]
C000220930 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[3]
C000220930 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[3]
C000220930 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[3]
C000220930 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%	[3]
C000220930 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.50%	[3]
C000220930 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.70%
C000220930 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.10%
C000220930 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000220930 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(18.70%)
C000220934 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[4]
C000220934 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[4]
C000220934 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[4]
C000220934 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[4]
C000220934 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[4]
C000220934 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[4]
C000220934 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%	[4]
C000220934 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.70%	[4]
C000220934 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[4]
C000220934 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000220934 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000220934 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000220934 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(38.20%)
C000220932 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[5]
C000220932 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[5]
C000220932 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[5]
C000220932 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[5]
C000220932 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[5]
C000220932 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[5]
C000220932 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%	[5]
C000220932 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.70%	[5]
C000220932 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[5]
C000220932 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000220932 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000220932 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000220932 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(38.20%)
C000220933 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[6]
C000220933 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[6]
C000220933 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[6]
C000220933 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[6]
C000220933 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[6]
C000220933 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[6]
C000220933 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%	[6]
C000220933 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.70%	[6]
C000220933 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[6]
C000220933 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000220933 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000220933 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000220933 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(38.20%)
C000220940 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[7]
C000220940 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[7]
C000220940 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[7]
C000220940 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[7]
C000220940 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[7]
C000220940 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[7]
C000220940 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[7]
C000220940 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[7]
C000220940 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%	[7]
C000220940 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.90%	[7]
C000220940 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.90%
C000220940 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.90%
C000220940 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000220940 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(17.20%)
C000220939 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[8]
C000220939 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[8]
C000220939 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[8]
C000220939 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[8]
C000220939 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[8]
C000220939 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[8]
C000220939 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[8]
C000220939 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[8]
C000220939 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%	[8]
C000220939 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.90%	[8]
C000220939 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.90%
C000220939 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.90%
C000220939 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000220939 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(17.20%)
C000220938 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[9]
C000220938 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[9]
C000220938 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[9]
C000220938 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[9]
C000220938 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[9]
C000220938 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[9]
C000220938 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[9]
C000220938 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[9]
C000220938 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%	[9]
C000220938 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.90%	[9]
C000220938 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.90%
C000220938 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.90%
C000220938 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000220938 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(17.20%)
C000220941 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[10]
C000220941 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[10]
C000220941 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[10]
C000220941 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[10]
C000220941 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[10]
C000220941 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[10]
C000220941 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[10]
C000220941 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[10]
C000220941 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%	[10]
C000220941 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%	[10]
C000220941 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.80%
C000220941 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000220941 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000220941 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(30.90%)
C000220942 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[11]
C000220942 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[11]
C000220942 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[11]
C000220942 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[11]
C000220942 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[11]
C000220942 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[11]
C000220942 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[11]
C000220942 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[11]
C000220942 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%	[11]
C000220942 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%	[11]
C000220942 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.80%
C000220942 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000220942 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000220942 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(30.90%)
C000220943 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[12]
C000220943 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[12]
C000220943 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[12]
C000220943 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[12]
C000220943 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[12]
C000220943 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[12]
C000220943 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[12]
C000220943 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[12]
C000220943 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%	[12]
C000220943 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%	[12]
C000220943 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.80%
C000220943 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000220943 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000220943 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(30.90%)
C000220945 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[13]
C000220945 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[13]
C000220945 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[13]
C000220945 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[13]
C000220945 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[13]
C000220945 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[13]
C000220945 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[13]
C000220945 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%	[13]
C000220945 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.20%	[13]
C000220945 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%	[13]
C000220945 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.50%
C000220945 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000220945 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000220945 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(18.10%)
C000220946 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[14]
C000220946 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[14]
C000220946 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[14]
C000220946 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[14]
C000220946 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[14]
C000220946 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[14]
C000220946 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[14]
C000220946 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%	[14]
C000220946 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.20%	[14]
C000220946 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%	[14]
C000220946 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.50%
C000220946 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000220946 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000220946 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(18.10%)
C000220944 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[15]
C000220944 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[15]
C000220944 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[15]
C000220944 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[15]
C000220944 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[15]
C000220944 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[15]
C000220944 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[15]
C000220944 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%	[15]
C000220944 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.20%	[15]
C000220944 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%	[15]
C000220944 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.50%
C000220944 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000220944 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000220944 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(18.10%)
C000220948 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[16]
C000220948 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[16]
C000220948 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[16]
C000220948 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[16]
C000220948 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[16]
C000220948 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[16]
C000220948 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[16]
C000220948 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%	[16]
C000220948 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.50%	[16]
C000220948 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[16]
C000220948 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.90%
C000220948 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000220948 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000220948 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(25.20%)
C000220947 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[17]
C000220947 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[17]
C000220947 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[17]
C000220947 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[17]
C000220947 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[17]
C000220947 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[17]
C000220947 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[17]
C000220947 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%	[17]
C000220947 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.50%	[17]
C000220947 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[17]
C000220947 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.90%
C000220947 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000220947 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000220947 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(25.20%)
C000220949 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[18]
C000220949 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[18]
C000220949 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[18]
C000220949 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[18]
C000220949 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[18]
C000220949 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[18]
C000220949 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[18]
C000220949 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%	[18]
C000220949 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.50%	[18]
C000220949 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[18]
C000220949 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.90%
C000220949 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000220949 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000220949 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(25.20%)
C000220952 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[19]
C000220952 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[19]
C000220952 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[19]
C000220952 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[19]
C000220952 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[19]
C000220952 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[19]
C000220952 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[19]
C000220952 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%	[19]
C000220952 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.80%	[19]
C000220952 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[19]
C000220952 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.40%
C000220952 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000220952 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000220952 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(25.20%)
C000220950 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[20]
C000220950 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[20]
C000220950 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[20]
C000220950 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[20]
C000220950 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[20]
C000220950 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[20]
C000220950 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[20]
C000220950 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%	[20]
C000220950 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.80%	[20]
C000220950 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[20]
C000220950 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.40%
C000220950 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000220950 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000220950 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(25.20%)
C000220951 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[21]
C000220951 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[21]
C000220951 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[21]
C000220951 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[21]
C000220951 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[21]
C000220951 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[21]
C000220951 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[21]
C000220951 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%	[21]
C000220951 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.80%	[21]
C000220951 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[21]
C000220951 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.40%
C000220951 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000220951 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000220951 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(25.20%)
C000220955 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[22]
C000220955 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[22]
C000220955 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[22]
C000220955 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[22]
C000220955 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[22]
C000220955 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%	[22]
C000220955 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[22]
C000220955 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%	[22]
C000220955 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.10%	[22]
C000220955 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[22]
C000220955 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000220955 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000220955 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000220955 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(33.60%)
C000220953 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[23]
C000220953 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[23]
C000220953 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[23]
C000220953 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[23]
C000220953 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[23]
C000220953 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%	[23]
C000220953 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[23]
C000220953 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%	[23]
C000220953 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.10%	[23]
C000220953 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[23]
C000220953 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000220953 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000220953 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000220953 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(33.60%)
C000220954 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[24]
C000220954 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[24]
C000220954 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[24]
C000220954 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[24]
C000220954 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[24]
C000220954 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%	[24]
C000220954 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[24]
C000220954 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%	[24]
C000220954 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.10%	[24]
C000220954 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[24]
C000220954 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000220954 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000220954 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000220954 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(33.60%)
C000220957 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[25]
C000220957 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[25]
C000220957 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[25]
C000220957 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[25]
C000220957 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[25]
C000220957 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%	[25]
C000220957 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[25]
C000220957 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%	[25]
C000220957 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.70%	[25]
C000220957 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[25]
C000220957 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000220957 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000220957 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000220957 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(35.50%)
C000220958 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[26]
C000220958 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[26]
C000220958 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[26]
C000220958 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[26]
C000220958 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[26]
C000220958 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%	[26]
C000220958 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[26]
C000220958 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%	[26]
C000220958 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.70%	[26]
C000220958 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[26]
C000220958 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000220958 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000220958 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000220958 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(35.50%)
C000220956 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[27]
C000220956 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[27]
C000220956 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[27]
C000220956 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[27]
C000220956 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[27]
C000220956 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%	[27]
C000220956 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[27]
C000220956 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%	[27]
C000220956 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.70%	[27]
C000220956 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[27]
C000220956 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000220956 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000220956 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000220956 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(35.50%)
C000244506 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[28],[29]
C000244506 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[28],[29],[30]
C000244506 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	61.60%	[28],[29]
C000244506 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[28],[29]
C000244506 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%	[28],[29]
C000244506 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[28],[29]
C000244506 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[28],[29]
C000244506 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[28],[29]
C000244506 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[28],[29]
C000244506 [Member] | Standard & Poor's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments		[28],[29],[31]
C000244506 [Member] | Standard & Poor's, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments		[28],[29],[31]
C000244506 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	23.60%	[28]
C000244506 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[28]
C000244506 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[28]
C000244506 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[28]
C000244506 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments		[28],[31],[32]
C000244506 [Member] | U S Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	36.00%	[28]
C000244506 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	22.90%	[28]
C000244506 [Member] | Non Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[28]
C000244506 [Member] | Foreign Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[28]
C000244506 [Member] | Capital Trusts [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[28]
C000244506 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[28]
C000244507 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[33],[34]
C000244507 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[33],[34],[35]
C000244507 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	61.60%	[33],[34]
C000244507 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[33],[34]
C000244507 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%	[33],[34]
C000244507 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[33],[34]
C000244507 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[33],[34]
C000244507 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[33],[34]
C000244507 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[33],[34]
C000244507 [Member] | Standard & Poor's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments		[33],[34],[36]
C000244507 [Member] | Standard & Poor's, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments		[33],[34],[36]
C000244507 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	23.60%	[33]
C000244507 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[33]
C000244507 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[33]
C000244507 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[33]
C000244507 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments		[33],[36],[37]
C000244507 [Member] | U S Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	36.00%	[33]
C000244507 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	22.90%	[33]
C000244507 [Member] | Non Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[33]
C000244507 [Member] | Foreign Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[33]
C000244507 [Member] | Capital Trusts [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[33]
C000244507 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[33]
C000251819 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[38]
C000251819 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[38]
C000251819 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[38]
C000251819 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[38]
C000251819 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[38]
C000251819 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[38]
C000251819 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%	[38]
C000251819 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.00%	[38]
C000251819 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[38]
C000251819 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000251819 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000251819 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000251819 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(38.30%)
C000251818 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[39]
C000251818 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[39]
C000251818 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[39]
C000251818 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[39]
C000251818 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[39]
C000251818 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[39]
C000251818 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%	[39]
C000251818 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.00%	[39]
C000251818 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[39]
C000251818 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000251818 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000251818 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000251818 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(38.30%)
C000251817 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[40]
C000251817 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[40]
C000251817 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[40]
C000251817 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[40]
C000251817 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[40]
C000251817 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[40]
C000251817 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%	[40]
C000251817 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.00%	[40]
C000251817 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[40]
C000251817 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000251817 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000251817 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000251817 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(38.30%)

[1]	Excludes short-term securities.
[2]	Excludes short-term securities.
[3]	Excludes short-term securities.
[4]	Excludes short-term securities.
[5]	Excludes short-term securities.
[6]	Excludes short-term securities.
[7]	Excludes short-term securities.
[8]	Excludes short-term securities.
[9]	Excludes short-term securities.
[10]	Excludes short-term securities.
[11]	Excludes short-term securities.
[12]	Excludes short-term securities.
[13]	Excludes short-term securities.
[14]	Excludes short-term securities.
[15]	Excludes short-term securities.
[16]	Excludes short-term securities.
[17]	Excludes short-term securities.
[18]	Excludes short-term securities.
[19]	Excludes short-term securities.
[20]	Excludes short-term securities.
[21]	Excludes short-term securities.
[22]	Excludes short-term securities.
[23]	Excludes short-term securities.
[24]	Excludes short-term securities.
[25]	Excludes short-term securities.
[26]	Excludes short-term securities.
[27]	Excludes short-term securities.
[28]	Excludes short-term securities, short investments and options, if any.
[29]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[30]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and/or U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
[31]	Rounds to less than 0.1%.
[32]	Ten largest investment types are presented. Additional investment types are found in Other.
[33]	Excludes short-term securities, short investments and options, if any.
[34]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[35]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and/or U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
[36]	Rounds to less than 0.1%.
[37]	Ten largest investment types are presented. Additional investment types are found in Other.
[38]	Excludes short-term securities.
[39]	Excludes short-term securities.
[40]	Excludes short-term securities.